Nature of Business (Details) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2020	Jun. 30, 2020	Sep. 26, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Nature Of Business
Retained Earnings (Accumulated Deficit)				$ 192,465,647		$ 192,465,647		$ 182,280,811
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents		$ 12,746,266		3,791,586	$ 12,746,266	3,791,586	$ 12,746,266	14,055,777	$ 5,731,691
Net Cash Provided by (Used in) Operating Activities						(12,283,877)	(12,013,118)
Net Income (Loss) Attributable to Parent				(4,346,335)	$ (7,439,815)	(10,184,836)	$ (11,185,222)
Aspire Capital Fund LLC
Nature Of Business
Amount available under the share purchase commitment facility				22,000,000		22,000,000
Gross proceeds		$ 30,000,000	$ 20,000,000			2,000,001
2020 Purchase Agreement
Nature Of Business
Amount available under the share purchase commitment facility				$ 22,000,000		22,000,000
Gross proceeds	$ 9,500,000
2020 Purchase Agreement | Aspire Capital Fund LLC
Nature Of Business
Gross proceeds						$ 30,000,000		$ 6,000,000
Long-term Purchase Commitment, Period						30 months